Warrants (Details 1) - Fair Value, Inputs, Level 2 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrants [Line Items]
Beginning balance	$ 1,129,246	$ 1,499,362	$ 162,736
Warrants issued to HLI			1,889,269
Warrants redeemed			(25,026)
Fair value change of the issued warrants included in earnings	(599,865)	229,749	527,617
Ending balance	$ 1,129,246	$ 1,129,246	$ 1,499,362